Income Taxes	12 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 14: INCOME TAXES

The Company accounts for income taxes taking into account deferred tax assets and liabilities which represent the future tax consequences of the differences between financial statement carrying amounts of assets and liabilities versus the tax basis of assets and liabilities. Under this method, deferred tax assets are recognized for deductible temporary differences, and operating loss and tax credit carryforwards. Deferred liabilities are recognized for taxable temporary differences. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The impact of tax rate changes on deferred tax assets and liabilities is recognized in the year the change is enacted. Due to recurring losses, the Company’s tax provision for the years ended June 30, 2019 and 2018 was $0.

At June 30, 2019 and 2018, the difference between the effective income tax rate and the applicable statutory federal income tax rate is summarized as follows:

	June 30,
	2019	2018
Statutory federal rate	(21.0)%	(21.0)%
State income tax rate, net of federal benefit	(7.2)%	(7.2)%
Permanent differences, including stock based compensation and beneficial conversion interest expense	28.9%	29.0%
Change in valuation allowance	(0.7)%	(0.8)%
Effective tax rate	-%	-%

At June 30, 2019 and 2018, the Company’s deferred tax assets were as follows:

	June 30,
	2019	2018
Deferred tax liability
Property and equipment	$-	$-
Total deferred tax liability	$-	$-

	June 30,
	2019	2018
Deferred tax asset
Federal and state net operating loss carry forward	$26,156,755	$27,672,065
Other temporary differences	-	-
Total deferred tax asset	26,156,755	27,672,065
Net deferred tax asset	26,156,755	27,672,065
Less: valuation allowance	(26,156,755)	(27,672,065)
	$-	$-

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences will become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. The Company has recorded a full valuation allowance against its net deferred tax assets because it is not currently able to conclude that it is more likely than not that these assets will be realized. The amount of deferred tax assets considered to be realizable could be increased in the near term if estimates of future taxable income during the carryforward period are increased. The valuation allowance decreased by $1,515,310 and $14,977,935 during the fiscal years ended June 30, 2019 and 2018, respectively, as a result of a reduction in the total NOL carry forwards due to expiring loss years.

As of June 30, 2019, the Company has federal net operating loss carryforwards of approximately $105,200,000 and approximately $56,500,000 to offset future federal and state income taxes. Net operating loss carryforwards expire through 2038. Under the Internal Revenue Code Section 382, certain stock transactions which significantly change ownership, including the sale of stock to new investors, the exercise of options to purchase stock, or other transactions between shareholders could limit the amount of net operating loss carryforwards that may be utilized on an annual basis to offset taxable income in future periods.

At June 30, 2019 and 2018, the Company had no material unrecognized tax benefits and no adjustments to liabilities or operations were required. The Company does not expect that its unrecognized tax benefits will materially increase within the next twelve months. The Company did not recognize any interest or penalties related to uncertain tax positions at June 30, 2019 and 2018.